ACQUISITION OF BUSINESSES - Business Services, Facilities Management (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill		$ 2,411	$ 1,554
Business services
Disclosure of detailed information about business combination [line items]
Goodwill		1,306	$ 1,368
Business services | Facilities Management Business
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	85.00%
Consideration transferred, acquisition-date fair value	$ 4
Proportion of ownership interest in subsidiary	22.00%
Acquisition-related costs (less than)	$ 1
Goodwill	$ 8
Revenue of acquiree since acquisition date		1
Profit (loss) of acquiree since acquisition date		1
Revenue of acquiree as if combination occurred at beginning of period		2
Profit (loss) of acquiree as if combination occurred at beginning of period		$ (1)